Financial Risk Management Objective and Policies (Details) - Schedule of Group’s Statement of Profit and Loss	12 Months Ended
Dec. 31, 2023 USD ($)
At official rate [Member]
Schedule of Impact of Sayrafa Application [Line Items]
Consultancy and professional fees	$ 9,788
Finance costs	1,135,964
Foreign exchange loss, net	17,597,732
General and administrative expenses	5,860,314
Income tax expense	557,648
Other income	8,213
Revenue	(13,824,274)
Selling and marketing expenses	2,209
At Sayrafa rate [Member]
Schedule of Impact of Sayrafa Application [Line Items]
Consultancy and professional fees	185
Finance costs	23,561
Foreign exchange loss, net	416,638
General and administrative expenses	105,832
Income tax expense	17,298
Other income	144
Revenue	(296,861)
Selling and marketing expenses	39
Impact [Member]
Schedule of Impact of Sayrafa Application [Line Items]
Consultancy and professional fees	9,603
Finance costs	1,112,404
Foreign exchange loss, net	17,181,094
General and administrative expenses	5,754,482
Income tax expense	540,350
Other income	8,069
Revenue	(13,527,413)
Selling and marketing expenses	$ 2,170